Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Disaggregation of Revenue

The following table summarizes total revenue by product for the six months ended June 30, 2026 and 2025 (in thousands):

	Product revenue in $000’s for the six months ended:
Product	June 30, 2026	June 30, 2025

Fire safety equipment	1,044	-
Safety apparel	52	-
Maintenance & Servicing	8	-
Project - supply & installation	10	-
Total Revenue	$1,114	$-

	Product revenue in $000’s for the year ended:
Product	December 31, 2025	December 31, 2024

Safety apparel	119	-
Fire safety equipment	603	-
Maintenance & Servicing	6	-
Project - supply & installation	20	-
Clinical trial supply	-	43
Total Revenue	$747	$43

Future NRG Sdn. Bhd. [Member]
Schedule of Functional and Reporting Currency
Balance Sheet Date	RM / USD
December 31, 2023	4.5900
December 31, 2024	4.4755
December 31, 2025	4.0610